13. FAIR VALUE MEASUREMENTS (Details - Level 3) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Beginning balance			$ 689,093	$ 529,785	$ 529,785
Loss from change in fair value of derivative liabilities	517,858	(1,191,857)	476,450	(81,717)	(782,556)	(174,719)
Ending balance	2,674,621		2,674,621		689,093	529,785
Total gain for the period included in earnings	(517,858)	1,191,857	(476,450)	81,717	782,556	174,719
FairValueMeasurementsRecurringMember | Level 3
Beginning balance			689,093
Transfers in (out) at mark-market value on date of payoff or conversion			(1,194,215)
Transfers in (out) upon reclassification from (to) equity			5,525
Transfers in upon initial fair value of derivative liability			2,697,768
Loss from change in fair value of derivative liabilities			476,450
Ending balance	2,674,621		2,674,621
Total gain for the period included in earnings			$ (476,450)